Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Interest Expense [Abstract]
Cash and payment-in-kind interest on debt facilities	$ 0	$ (95)	$ (54)	$ (25)
Interest on SFL leases	(7)	0	0	(84)
Other	0	(3)	(5)	0
Interest expense	$ (7)	$ (98)	$ (59)	$ (109)